UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 W. 141st Terrace

Suite 119

Leawood, KS 66224

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2011

Item 1. Schedule of Investments.

LS Opportunity Fund

Schedule of Investments

February 28, 2011

(Unaudited)

	Shares	Fair Value
Common Stocks - Long - Domestic - 72.52%

Consumer Discretionary - 23.69%
Goodyear Tire & Rubber Co. / The (a)	15,737	$223,151
Liberty Global, Inc. - Class A (a)	4,353	183,261
Liberty Media Corp. - Capital - Series A (a)	21,880	1,587,613
Liberty Media Corp. - Interactive - Class A (a)	19,560	314,134
Liberty Media-Starz - Series A (a)	3,430	240,786
Tenneco, Inc. (a)	5,345	213,159
Tiffany & Co.	1,013	62,350
Time Warner, Inc.	9,057	345,977
Visteon Corp. (a)	2,195	162,320

		3,332,751

Energy - 11.15%
Anadarko Petroleum Corp.	6,657	544,742
Baker Hughes, Inc.	4,589	326,049
Cheniere Energy, Inc. (a)	10,975	113,921
CONSOL Energy, Inc.	4,055	205,629
EQT Corp.	3,161	155,837
Kinder Morgan, Inc. (a)	3,527	107,574
RigNet, Inc. (a)	3,682	54,125
Williams Companies, Inc. / The	2,013	61,115

		1,568,992

Financials - 3.14%
Citigroup, Inc. (a)	67,835	317,468
Discover Financial Services	5,712	124,236

		441,704

Health Care - 5.77%
Affymax, Inc. (a)	15,151	96,663
Anacor Pharmaceuticals, Inc. (a)	7,464	59,190
Baxter International, Inc.	4,576	243,214
Complete Genomics, Inc. (a)	3,442	25,127
Medco Health Solutions, Inc. (a)	3,129	192,872
UnitedHealth Group, Inc.	4,578	194,931

		811,997

Industrials - 9.05%
Crane Co.	1,564	73,883
DigitalGlobe, Inc. (a)	8,593	277,382
Eaton Corp.	3,311	366,793
Lockheed Martin Corp.	2,861	226,477
Navistar International Corp. (a)	3,804	235,772
SeaCube Container Leasing, Ltd.	6,206	93,214

		1,273,521

Information Technology - 8.01%
Aeroflex Holding Corp. (a)	1,008	19,807
Avid Technology, Inc. (a)	5,249	115,793
BroadSoft, Inc. (a)	3,307	116,737
Finisar Corp. (a)	4,017	164,777
ON Semiconductor Corp. (a)	10,208	113,819
QUALCOMM, Inc.	9,043	538,782
Teradyne, Inc. (a)	3,051	56,840

		1,126,555

Materials - 10.14%
Cliffs Natural Resources, Inc.	2,136	207,342
Innospec, Inc. (a)	5,038	135,069
Monsanto Co.	2,024	145,505
Mosaic Co. / The	5,047	433,285
Rock-Tenn Co. - Class A	4,083	280,298
Solutia, Inc. (a)	9,682	224,719

		1,426,218

Telecommunication Services - 1.57%
American Tower Corp. - Class A (a)	4,095	220,966

TOTAL COMMON STOCKS - LONG - DOMESTIC		10,202,704

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Investments

February 28, 2011

(Unaudited)

	Shares	Fair Value
Common Stocks - Long - International - 9.69%

Consumer Staples - 0.43%

Adecoagro S.A. (a)	5,032	$61,290

Energy - 1.74%
Petroleo Brasileiro S.A. (b)	2,195	87,427
Suncor Energy, Inc.	2,195	103,209
Teekay Tankers, Ltd. - Class A	5,054	54,027

		244,663

Health Care - 1.56%
Nordion, Inc. (a)	2,013	23,129
Warner Chilcott PLC - Class A	8,275	195,952

		219,081

Information Technology - 3.35%
Alcatel-Lucent (a) (b)	30,373	148,828
Allot Communications, Ltd. (a)	4,134	65,875
Avago Technologies, Ltd.	4,661	158,427
NXP Semiconductors NV (a)	3,071	98,118

		471,248

Materials - 2.61%
AbitibiBowater, Inc. (a)	4,047	113,276
Lynas Corp. Ltd. (a)	127,766	253,703

		366,979

TOTAL COMMON STOCKS - LONG - INTERNATIONAL		1,363,261

TOTAL COMMON STOCKS - LONG - DOMESTIC & INTERNATIONAL (Cost $10,246,151)		11,565,965

Master Limited Partnerships - 3.58%
Williams Partners LP	9,727	504,442

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $428,450)		504,442

Investment Companies - 0.94%
ETFS Palladium Trust (a)	1,660	131,870

TOTAL INVESTMENT COMPANIES (Cost $135,816)		131,870

TOTAL INVESTMENTS - LONG - (Cost $10,810,417) - 86.73%		$12,202,277

Other assets less liabilities - 13.27%		1,867,091

TOTAL NET ASSETS - 100%		$14,069,368

(a)	Non-income producing
(b)	American Depositary Receipt.

Tax Related (Excludes Short Securities)
Unrealized appreciation	1,454,829
Unrealized depreciation	(62,969)

Net unrealized appreciation (depreciation)	1,391,860

Aggregate cost of securities for income tax purposes	10,810,417

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Securities Sold Short

February 28, 2011

(Unaudited)

	Shares	Fair Value
Securities Sold Short - Domestic - (7.87%)

Consumer Discretionary
Dollar General Corp. (a)	695	$19,634
DreamWorks Animation SKG, Inc. - Class A (a)	1,780	49,164
Leggett & Platt, Inc.	1,419	32,722
McDonald’s Corp.	1,091	82,567
Mohawk Industries, Inc. (a)	548	31,844
Sirius XM Radio, Inc. (a)	57,657	104,359
Whirlpool Corp.	960	79,200

		399,490

Consumer Staples
Energizer Holdings, Inc. (a)	817	54,600
Sanderson Farms, Inc.	935	38,662

		93,262

Energy
Marathon Oil Corp.	818	40,573
Murphy Oil Corp.	1,202	88,383
Sunoco, Inc.	818	34,242

		163,198

Financials
Federated Investors, Inc. - Class B	961	26,485

Health Care
Johnson & Johnson	1,190	73,114
Owens & Minor, Inc.	1,249	38,969
St. Jude Medical, Inc. (a)	521	24,946

		137,029

Industrials
Corporate Executive Board Co. / The	544	21,798
Fastenal Co.	576	35,787
Iron Mountain, Inc.	543	14,118

		71,703

Information Technology
Akamai Technologies, Inc. (a)	1,676	62,900
Cree, Inc. (a)	515	27,125
FLIR Systems, Inc.	832	26,874
GSI Commerce, Inc. (a)	1,372	28,524
Intel Corp.	1,092	23,445
RF Micro Devices, Inc. (a)	1,099	8,242
Tellabs, Inc.	2,224	11,987

		189,097

Materials
Ecolab, Inc.	551	26,801

TOTAL SECURITIES SOLD SHORT - DOMESTIC		1,107,065

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Securities Sold Short

February 28, 2011

(Unaudited)

	Shares	Fair Value
Securities Sold Short - International - (1.10%)

Consumer Staples
Diageo plc (b)	382	$29,895

Information Technology
Nokia Corp. (b)	2,320	20,022
Logitech International S.A (a)	546	10,303
Wipro, Ltd. (b)	575	7,567

		37,892

Materials
ArcelorMittal (c)	402	14,741
Vale SA (b)	2,091	71,575

		86,316

TOTAL SECURITIES SOLD SHORT - INTERNATIONAL		154,103

Investment Companies - (12.80%)
iShares Barclays 20+ Year Treasury Bond Fund	844	77,986
iShares MSCI Emerging Markets Index	822	37,639
iShares Russell 2000 Index Fund	548	45,084
Powershares QQQ Trust, Series 1	8,029	463,835
SPDR S&P 500 ETF Trust	8,833	1,176,114

TOTAL INVESTMENT COMPANIES		1,800,658

TOTAL SECURITIES SOLD SHORT - DOMESTIC, INTERNATIONAL, &INVESTMENT COMPANIES (PROCEEDS RECEIVED $2,828,987) - (21.77%)		3,061,826

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	New York Registered

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Related Notes to the Schedule of Investments

February 28, 2011

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short are not covered under the Advisor’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

LS Opportunity Fund

Related Notes to the Schedule of Investments

February 28, 2011

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, American Depositary Receipts, and limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

LS Opportunity Fund

Related Notes to the Schedule of Investments

February 28, 2011

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks - Long*	$11,565,965	$—	$—	$11,565,965
Master Limited Partnerships	504,442	—	—	504,442
Investment Companies	131,870	—	—	131,870

Total	$12,202,277	$—	$—	$12,202,277

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Securities Sold Short	$3,061,826	$—	$—	$3,061,826

Total	$3,061,826	$—	$—	$3,061,826

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. There were no significant transfers between Levels 1 and 2 during the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of April 27, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	4/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	4/21/11

By	/s/ William J. Murphy
William J. Murphy, Treasurer and Principal Financial Officer

Date	4/25/11